Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$141,386,048.60	0.4062817	$122,223,382.01	0.3512166	$19,162,666.59
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$334,226,048.60	0.2932219	$315,063,382.01	0.2764102	$19,162,666.59

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	32.23		31.32
Pool Receivables Balance	$362,962,561.02		$343,053,276.55
Remaining Number of Receivables	36,828		35,671

Adjusted Pool Balance	$351,452,852.94		$332,290,186.35

III. COLLECTIONS

Principal:
Principal Collections	$19,225,166.94
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$321,492.37
Total Principal Collections	$19,546,659.31

Interest:
Interest Collections	$983,010.35
Late Fees & Other Charges	$45,528.98
Interest on Repurchase Principal	$-
Total Interest Collections	$1,028,539.33

Collection Account Interest	$6,448.34
Reserve Account Interest	$991.24
Servicer Advances	$-

Total Collections	$20,582,638.22

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,582,638.22
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,582,638.22

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$302,468.80	$-	$302,468.80	$302,468.80
Collection Account Interest					$6,448.34
Late Fees & Other Charges					$45,528.98
Total due to Servicer					$354,446.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$93,079.15		$93,079.15
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$220,558.15		$220,558.15	$220,558.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$19,872,356.95

9. Regular Principal Distribution Amount:					$19,162,666.59

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,162,666.59
Class A-4 Notes		$-
Class A Notes Total:	$19,162,666.59	$19,162,666.59
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$19,162,666.59	$19,162,666.59

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			709,690.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,509,708.08
Beginning Period Amount	$11,509,708.08
Current Period Amortization	$746,617.88
Ending Period Required Amount	$10,763,090.20
Ending Period Amount	$10,763,090.20
Next Distribution Date Required Amount	$10,043,597.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.90%	5.18%	5.18%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.54%	35,149	97.78%	$335,433,584.48
30 - 60 Days	1.22%	434	1.84%	$6,303,630.68
61 - 90 Days	0.20%	73	0.32%	$1,081,864.83
91-120 Days	0.04%	15	0.07%	$234,196.56
121 + Days	0.00%	0	0.00%	$-
Total		35,671		$343,053,276.55

Delinquent Receivables 30+ Days Past Due
Current Period	1.46%	522	2.22%	$7,619,692.07
1st Preceding Collection Period	1.44%	531	2.19%	$7,951,044.63
2nd Preceding Collection Period	1.23%	467	1.86%	$7,133,784.34
3rd Preceding Collection Period	1.06%	413	1.59%	$6,404,289.24
Four-Month Average	1.30%		1.96%

Repossession in Current Period		34		$485,609.67
Repossession Inventory		64		$241,301.86

Current Charge-Offs
Gross Principal of Charge-Offs				$684,117.53
Recoveries				$(321,492.37)
Net Loss				$362,625.16

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.20%

Average Pool Balance for Current Period				$353,007,918.78

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.23%
1st Preceding Collection Period				0.43%
2nd Preceding Collection Period				-0.03%
3rd Preceding Collection Period				0.14%
Four-Month Average				0.44%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	53	1,633	$26,055,198.60
Recoveries	44	1,437	$(14,387,170.08)
Net Loss			$11,668,028.52
Cumulative Net Loss as a % of Initial Pool Balance			0.98%

Net Loss for Receivables that have experienced a Net Loss *	42	1,371	$11,711,444.99
Average Net Loss for Receivables that have experienced a Net Loss			$8,542.26

Principal Balance of Extensions			$1,286,204.19
Number of Extensions			88

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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